PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2015
PROPERTY, PLANT AND EQUIPMENT
PROPERTY, PLANT AND EQUIPMENT

NOTE 3—PROPERTY, PLANT AND EQUIPMENT

Our property, plant and equipment consist of electric plant and other plant. Both of these are discussed below and are included on the consolidated statements of financial position.

ELECTRIC PLANT:  Our investment in electric plant and the related annual rates of depreciation or amortization calculated using the straight‑line method are as follows (thousands):

	Annual Depreciation Rate			2015	2014
Generation plant	0.44%	to	3.16%	$3,498,248	$3,379,305
Transmission plant	2.00%	to	2.88%	1,294,151	1,161,462
General plant	3.00%	to	33.33%	430,842	392,963
Other	2.80%	to	5.60%	263,277	259,506
Electric plant in service (at cost)				5,486,518	5,193,236
Construction work in progress				216,279	206,097
Less allowances for depreciation and amortization				(2,240,732)	(2,129,173)
Electric plant				$3,462,065	$3,270,160

At December 31, 2015, we had $82.8 million of commitments to complete construction projects, of which approximately $63.6,  $14.3 and $4.9 million are expected to be incurred in 2016, 2017 and 2018, respectively.

JOINTLY OWNED FACILITIES:  Our share in each jointly owned facility is as follows as of December 31, 2015 (these electric plant in service, accumulated depreciation and construction work in progress amounts are included in the electric plant table above) (thousands):

		Electric		Construction
	Tri-State	Plant in	Accumulated	Work In
	Share	Service	Depreciation	Progress
Yampa Project - Craig Station Units 1 and 2	24.00%	$345,937	$229,464	$23,518
MBPP - Laramie River Station	24.13%	389,283	288,386	13,791
San Juan Project – San Juan Unit 3	8.20%	82,754	61,369	562
Total		$817,974	$579,219	$37,871

OTHER PLANT:  Other plant consists of mine assets (discussed below) and non‑utility assets (which consist of piping and equipment specifically related to providing steam and water from the Escalante Generating Station to a third party for the use in the production of paper).

We own 100 percent of Western Fuels‑Colorado (“WFC”), a limited liability company organized for the purpose of acquiring coal reserves and supplying coal to us, which is the owner and operator of the New Horizon Mine near Nucla, Colorado. WFC also owns Colowyo Coal, which is the owner and operator of the Colowyo Mine, a large surface coal mine near Craig, Colorado. We also own a 50 percent undivided ownership in the land and the rights to mine the property known as Fort Union Mine. Our share of the coal provided from these mines is primarily used by us for generation at our generating facilities. The expenses related to this coal used by us are included in fuel expense on the consolidated statements of operations.

Other plant assets are as follows (thousands):

	2015	2014
Colowyo Mine assets	$166,157	$152,549
New Horizon Mine assets	48,373	44,812
Fort Union Mine assets	1,158	2,007
Accumulated depreciation and depletion	(67,601)	(52,580)
Net mine assets	148,087	146,788

Non-utility assets	12,269	11,326
Accumulated depreciation	(5,870)	(5,537)
Net non-utility assets	6,399	5,789
Net other plant	$154,486	$152,577